N-6	Dec. 18, 2023 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Dec. 18, 2023
Amendment Flag	false
Item 4. Fee Table [Text Block]
The purpose of this supplement is to make certain current fee changes that only apply to Policies with an application signed on or after February 1, 2024.

The Cost of Insurance and Administrative Charge sections in the FEE TABLE – Periodic Charges Other Than Fund Operating Expenses section is amended to include the following:

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
Cost of Insurance (for Policies with an application signed on or after February 1, 2024):(1)(2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary	$0.01 – $83.33 per $1,000 of Net Amount at Risk(2)	$0.01 – $81.67 per $1,000 of Net Amount at Risk(2)
Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary	$0.18 per $1,000 of Net Amount at Risk	$0.04 per $1,000 of Net Amount at Risk

(1)
Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.
(2)
See definition of Net Amount at Risk in Special Terms.

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
Administrative Charge (for Policies with an application signed on or after February 1, 2024):(3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.09 – $3.66 per $1,000 of Initial Face Amount	$0.09 – $3.66 per $1,000 of Initial Face Amount during the first 10 Policy Years and is discontinued thereafter
Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.45 per $1,000 of Initial Face Amount	$0.44 per $1,000 of Initial Face Amount during the first 10 Policy Years and is discontinued thereafter

(3)
We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

Periodic Charges [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
Cost of Insurance (for Policies with an application signed on or after February 1, 2024):(1)(2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary	$0.01 – $83.33 per $1,000 of Net Amount at Risk(2)	$0.01 – $81.67 per $1,000 of Net Amount at Risk(2)
Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary	$0.18 per $1,000 of Net Amount at Risk	$0.04 per $1,000 of Net Amount at Risk

(1)
Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.
(2)
See definition of Net Amount at Risk in Special Terms.

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
Administrative Charge (for Policies with an application signed on or after February 1, 2024):(3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.09 – $3.66 per $1,000 of Initial Face Amount	$0.09 – $3.66 per $1,000 of Initial Face Amount during the first 10 Policy Years and is discontinued thereafter
Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.45 per $1,000 of Initial Face Amount	$0.44 per $1,000 of Initial Face Amount during the first 10 Policy Years and is discontinued thereafter

(3)
We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

Insurance Cost, Description [Text Block]	Cost of Insurance (for Policies with an application signed on or after February 1, 2024)	[1],[2]
Insurance Cost, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary	[1],[2]
Insurance Cost, Representative Investor [Text Block]	Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.
On the Policy Effective Date and each Monthly Anniversary
$0.18 per $1,000 of Net Amount at Risk
	$0.04 per $1,000 of Net Amount at Risk	[1],[2]
Insurance Cost, Maximum [Dollars]	$ 83.33	[1],[2]
Insurance Cost, Current [Dollars]	81.67	[1],[2]
Insurance Cost, Minimum [Dollars]	$ 0.01	[1],[2]
Insurance Cost, Footnotes [Text Block]
Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.
See definition of Net Amount at Risk in Special Terms.

Administrative Expenses, Description [Text Block]	Administrative Charge (for Policies with an application signed on or after February 1, 2024)	[3]
Administrative Expenses, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day	[3]
Administrative Expenses, Representative Investor [Text Block]	Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.
On the Policy Effective Date and each Monthly Anniversary Day
$0.45 per $1,000 of Initial Face Amount
	$0.44 per $1,000 of Initial Face Amount during the first 10 Policy Years and is discontinued thereafter	[3]
Administrative Expense, Maximum [Dollars]	$ 3.66	[3]
Administrative Expense, Current [Dollars]	3.66	[3]
Administrative Expense, Minimum [Dollars]	$ 0.09	[3]
Administrative Expense, Footnotes [Text Block]
We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

[1]
Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.

[2]	See definition of Net Amount at Risk in Special Terms.
[3]
We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.